CERTIFICATION OF
                            STRONG INCOME FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                       STRONG ADVISOR MUNICIPAL BOND FUND

STRONG INCOME FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor Municipal Bond Fund's Prospectus and Statement of Additional Information for the Class A, B, and C shares dated September 30, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 32 (File No. 33-37435; 811-06195), which was filed with the Securities and Exchange Commission on September 27, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Advisor Municipal Bond Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                       STRONG INCOME FUNDS, INC.

                                       /s/ Richard W. Smirl
                                       ---------------------------------
                                       By:      Richard W. Smirl
                                       Title:   Vice President and Secretary

Dated: October 3, 2002